Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	1290 Funds
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 11, 2015